Significant Risks (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Significant Risks [Line Items]
Deposits cash (in Dollars)	$ 8,938,202	$ 6,317,200
Intangible assets (in Dollars)	63,891	63,694
Allowance for expected credit losses (in Dollars)	$ 7,668
Customer Concentration Risk [Member] | One Counterpartie [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Percentage of customers accounted	28.00%	20.00%
Customer Concentration Risk [Member] | One Counterpartie [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Percentage of customers accounted	39.00%	46.00%
Customer Concentration Risk [Member] | Two counterparties [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Percentage of customers accounted	14.00%	12.00%
Customer Concentration Risk [Member] | Two counterparties [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Percentage of customers accounted	30.00%	21.00%
Customer Concentration Risk [Member] | Three counterparties [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Percentage of customers accounted	11.00%	10.00%
Customer Concentration Risk [Member] | Three counterparties [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Percentage of customers accounted	11.00%	11.00%
Customer Concentration Risk [Member] | Counterparties [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Percentage of customers accounted			30.00%
Customer Concentration Risk [Member] | Vendor [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Percentage of customers accounted			23.00%